Document and Entity Information Document	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Entity Registrant Name	Western Refining, Inc.
Entity Central Index Key	0001339048
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false